Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Office (1)	Fleet Vehicles	Other	Total
Right-of-use asset at cost	121.6	25.2	11.7	158.5
Accumulated depreciation	(44.3)	(16.1)	(6.7)	(67.1)
Net carrying amount	77.3	9.1	5.0	91.4

Reconciliation of movements during the year
Cost, beginning of year	121.0	20.4	11.6	153.0
Accumulated depreciation, beginning of year	(32.5)	(12.0)	(4.8)	(49.3)
Net carrying amount, beginning of year	88.5	8.4	6.8	103.7

Net carrying amount, beginning of year	88.5	8.4	6.8	103.7
Additions	0.6	4.8	0.5	5.9
Dispositions	—	—	(0.2)	(0.2)
Depreciation	(11.8)	(4.1)	(2.1)	(18.0)
Net carrying amount, end of year	77.3	9.1	5.0	91.4
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2021, the Company recorded sublease income of $5.4 million (year ended December 31, 2020 - $5.6 million) as a component of other income.

Disclosure of additional information about leasing activities for lessee

($ millions)	2021	2020
Lease liability, beginning of year	156.5	181.2
Additions	5.9	4.8
Financing	6.5	7.1
Payments on lease liability	(27.7)	(37.1)
Other	0.2	0.5
Lease liability, end of year	141.4	156.5
Expected to be incurred within one year	25.5	26.4
Expected to be incurred beyond one year	115.9	130.1

Disclosure of maturity analysis of finance lease payments receivable
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2021
1 year	26.0
2 to 3 years	44.7
4 to 5 years	35.2
More than 5 years	59.3
Total (1)	165.2
(1)Includes both the principal and amounts representing interest.